Guarantees granted, commitments and contingent liabilities - additional information (Details) vehicle in Thousands, € in Millions, airbag_unit in Millions														1 Months Ended					12 Months Ended
	Jan. 09, 2018 airbag_unit	Jan. 12, 2017 vehicle	Nov. 04, 2016 EUR (€)	Nov. 04, 2016 CAD	Oct. 16, 2016	May 16, 2016 airbag_unit	May 04, 2016 airbag_unit	Nov. 06, 2015 EUR (€)	Nov. 06, 2015 USD ($)	Jul. 24, 2015 EUR (€)	Jul. 24, 2015 USD ($)	Apr. 02, 2015 EUR (€)	Apr. 02, 2015 USD ($)	Dec. 31, 2015	Oct. 31, 2015	Apr. 30, 2015	May 31, 2013 EUR (€)	Feb. 28, 2013	Dec. 31, 2017 EUR (€) airbag_unit lawsuit	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	May 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities																			€ 5.0	€ 8.0
Provision of guarantees or collateral by entity, related party transactions																			4.0	2.0
Financing agreement, term (in years)																		10 years
Deferred income																	€ 109.0		67.0			$ 80,000,000	$ 150,000,000
Amortization period																	10 years
Ownership period limit for repurchase obligation (in years)														1 year
Repurchase obligation, term (in years)														10 years
Refunds provision																			285.0			$ 319,000,000
Repurchase obligation, at fair value (less than)																			0.1
Minimum operating lease payments recognised as expense																			341.0	339.0	€ 246.0
Warranty and recall expense, number of additional units affected | airbag_unit							7.6
Warranty and recall expense, number of additional units affected, deferred and not yet subject to recall | airbag_unit							2.0
Warranty and recall expense, recall of airbag inflators																			€ 102.0	414.0
Loss contingency, number of pending lawsuits | lawsuit																			2
Litigation settlement, amount awarded to other party										€ 38.0	$ 40,000,000	€ 141.0	$ 148,500,000
LATAM
Disclosure of contingent liabilities [line items]
Warranty and recall expense, recall of airbag inflators																			€ 73.0
U.S.
Disclosure of contingent liabilities [line items]
Warranty and recall expense, number of additional units affected | airbag_unit	0.4
Warranty and recall expense, number of additional units affected, deferred and not yet subject to recall | airbag_unit																			1.6
Warranty and recall expense, number of units recalled | airbag_unit						5.6
Warranty and recall expense, recall of airbag inflators																			€ 29.0	414.0
Loss contingency, number of vehicles sold that are subject to investigation | vehicle		100
Restructuring contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																			170.0
Provisions																			50.0
UAW Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, term of agreement (in years)															4 years
Labor agreement, term of pay gap resolution (in years)															8 years
Labor agreement, lump sum payment per traditional employee | $									$ 4,000
Labor agreement, lump sum payment per in-progression employee | $									3,000
Labor agreement, total lump sum payment to employees								€ 127.0	$ 141,000,000
Italian Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, term of agreement (in years)																4 years
Labor agreement, employee bonus payment period (in years)																4 years
Labor agreement, employee bonus, years of service required (in years)																2 years
Compensation agreement, compensation expense																			€ 124.0	€ 117.0	€ 115.0
Canada Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, term of agreement (in years)					4 years
Labor agreement, total lump sum payment to employees			€ 38.0	CAD 55,000,000
Labor agreement, wage increase in first and fourth years, percent					2.00%
Labor agreement, progressive pay scale plan, term (in years)					10 years
Labor agreement, lump sum payment per employee | CAD				CAD 6,000
Industrial buildings | Bottom of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																			10 years
Industrial buildings | Top of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																			20 years
Machinery | Bottom of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																			3 years
Machinery | Top of range
Disclosure of contingent liabilities [line items]
Operating lease, term (in years)																			5 years